UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.

1.    Name and Address of issuer:

      AllianceBernstein Global Small Cap Fund, Inc.
      1345 Avenue of the Americas
      New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
      box but do not list series or classes):                 [X]

3.    Investment Company Act File Number:
      811-01415

      Securities Act File Number:
      2-25364

4(a). Last day of fiscal year for which this Form is filed:
      July 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal
      year). (See Instruction A.2)                            [_]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be
      filing this Form.                                       [_]

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):.                           $25,390,132
                                                      -----------

      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:    $33,223,205
                                                      -----------

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                               $17,054,949
                                                      -----------

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:             $50,278,154
                                                      -----------

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                   $0
                                                      -----------

      (vi)  Redemption credits available for use in
            future years - if Item 5(i) is less
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                          $24,888,022
                                                      -----------

      (vii) Multiplier for determining registration
            fee (See Instruction C.9):               x   .0000809
                                                      -----------

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if no
            fee is due):                             =         $0
                                                      ===========

6.    Prepaid Shares

      If the response to item 5(i) was determined
      by deducting an amount of securities that
      were registered under the Securities Act of
      1933 pursuant to rule 24e-2 as in effect
      before October 11, 1997, then report the
      amount of securities (number of shares or
      other units) deducted here: . If there is a
      number of shares or other units that were
      registered pursuant to rule 24e-2 remaining
      unsold at the end of the fiscal year for
      which this form is filed that are available
      for use by the issuer in future fiscal years,
      then state that number here:                         0
                                                       ----------

7.    Interest due - if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):      +$       N/A
                                                       ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                      =        $0
                                                       ==========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

            [_]  Wire Transfer
            [_]  Mail or other means

                            Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\ Domenick Pugliese
                               -------------------------
                                   Domenick Pugliese
                                   Assistant Secretary

Date: October 15, 2003

*Please print the name and title of the signing officer below the signature.

00250.0176 #435259